Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	New York Life Investments Active ETF Trust
Entity Central Index Key	0001426439
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000225893
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Core Plus Bond ETF*
Class Name	NYLI MacKay Core Plus Bond ETF*
Trading Symbol	CPLB*
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI MacKay Core Plus Bond ETF* (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Core Plus Bond ETF*	$20	0.39%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI MacKay Core Plus Bond ETF* - NAV	06/29/2021	6.29%	14.21%	-1.15%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2		5.31%	10.55%	-1.93%

Performance Inception Date	Jun. 29, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 310,751,454
Holdings Count | Holding	454
Advisory Fees Paid, Amount	$ 1.28
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$310,751,454
Total number of portfolio holdings	454
Portfolio turnover rate	128%

Holdings [Text Block]

Top Industries

Mortgage Securities	39.7%
U.S. Treasury Note	18.7
Banks	9.7
Asset Backed Securities	7.3
U.S. Treasury Bond	6.9
Electric	3.2
Diversified Financial Services	2.7
Auto Manufacturers	1.5
REITS	1.4
Airlines	1.3

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

U.S. Treasury Notes, 4.13%, due 10/31/31	18.7%
Fannie Mae Pool, Series 2023-MA5108, 6.00%, due 8/1/53	7.5%
U.S. Treasury Bonds, 4.13%, due 8/15/44	6.9%
Government National Mortgage Association, Series 2023-101 KO, 0.00%, due 1/20/51	5.7%
Freddie Mac STACR REMIC Trust, Series 2021-HQA1 B2, 9.86%, (SOFR30A + 5.00%), due 8/25/33	4.2%
Freddie Mac Pool, Series 2022-SD8243, 3.50%, due 9/1/52	3.7%
Freddie Mac REMICS, Series 2024-5471 SK, 0.35%, (SOFR30A + 5.35%), due 8/25/54	2.0%
Connecticut Avenue Securities Trust, Series 2022-R05 2B2, 11.86%, (SOFR30A + 7.00%), due 4/25/42	1.9%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	1.9%
BANK, Series 2023-BNK46 A4, 5.75%, due 8/15/56	1.8%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000238088
Shareholder Report [Line Items]
Fund Name	NYLI MacKay ESG High Income ETF
Class Name	NYLI MacKay ESG High Income ETF
Trading Symbol	IQHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI MacKay ESG High Income ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay ESG High Income ETF	$21	0.40%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI MacKay ESG High Income ETF - NAV	10/25/2022	6.68%	15.26%	10.75%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2		5.31%	10.55%	5.97%
Bloomberg Very Liquid High Yield IndexFootnote Reference3		6.61%	16.39%	11.93%

Performance Inception Date	Oct. 25, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 64,139,761
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 0.26
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$64,139,761
Total number of portfolio holdings	334
Portfolio turnover rate	26%

Holdings [Text Block]

Top Industries

Media	9.9%
Commercial Services	7.2
Short-Term Investments	5.0
Oil & Gas	5.4
Diversified Financial Services	4.8
REITs	3.9
Chemicals	3.9
Entertainment	3.7
Telecommunications	3.6
Retail	3.6

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, due 5/1/32	2.0%
Cloud Software Group, Inc., 6.50%, due 3/31/29	1.7%
OneMain Finance Corp., 6.63%, due 1/15/28	1.6%
Venture Global LNG, Inc., 8.38%, due 6/1/31	1.4%
CSC Holdings LLC, 6.50%, due 2/1/29	1.2%
Post Holdings, Inc., 5.50%, due 12/15/29	1.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.63%, due 1/15/27	1.0%
Carnival Corp., 6.00%, due 5/1/29	1.0%
United Airlines, Inc., 4.63%, due 4/15/29	0.9%
Herc Holdings, Inc., 5.50%, due 7/15/27	0.8%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000248469
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Securitized Income ETF
Class Name	NYLI MacKay Securitized Income ETF
Trading Symbol	SECR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI MacKay Securitized Income ETF (the "Fund") for the period of May 31, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference1	Costs paid as a percentage of a $10,000 investmentFootnote Reference2,Footnote Reference3
NYLI MacKay Securitized Income ETF	$17	0.40%
Footnote	Description
Footnote[1]	The Fund commenced operations on May 31, 2024. Expenses for a full reporting period would be higher than the amount shown.
Footnote[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[3]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI MacKay Securitized Income ETF - NAV	10/01/2019	6.40%	12.79%	0.96%	0.96%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference2		5.31%	10.55%	-0.23%	-0.17%
Bloomberg U.S. Securitized Bond IndexFootnote Reference3		5.76%	11.34%	-0.48%	-0.40%

Performance Inception Date	Oct. 01, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 157,364,829
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 1.26
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$157,364,829
Total number of portfolio holdings	461
Portfolio turnover rate	126%

Holdings [Text Block]	Top Industries
Mortgage Securities	84.2%
Asset Backed Securities	12.5
Short-Term Investments	2.6
Collateralized Loan Obligation	1.1
U.S. Treasury Note	0.3

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Fannie Mae Pool, Series 2022-MA4626, 4.00%, due 6/1/52	19.6%
Freddie Mac Pool, Series 2022-SD8220, 3.00%, due 6/1/52	12.7%
Freddie Mac STACR REMIC Trust, Series 2020-HQA5 B2, 12.26%, (SOFR30A + 7.40%), due 11/25/50	7.5%
Government National Mortgage Association, Series 2021-205 GA, 2.00%, due 11/20/51	4.9%
Connecticut Avenue Securities Trust, Series 2022-R03 1B2, 14.71%, (SOFR30A + 9.85%), due 3/25/42	3.4%
J.P. Morgan Mortgage Trust, Series 2021-12 A3, 2.50%, due 2/25/52	3.1%
BANK, Series 2023-BNK46 A4, 5.75%, due 8/15/56	2.4%
RCKT Mortgage Trust, Series 2021-5 A1, 2.50%, due 11/25/51	2.4%
Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI E, 7.57%, due 7/15/35	2.2%
Flagship Credit Auto Trust, Series 2024-1 D, 6.30%, due 4/15/30	2.1%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000184310
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Muni Insured ETF
Class Name	NYLI MacKay Muni Insured ETF
Trading Symbol	MMIN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI MacKay Muni Insured ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Muni Insured ETF	$15	0.30%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI MacKay Muni Insured ETF - NAV	10/18/2017	2.80%	11.74%	1.12%	2.29%
Bloomberg Municipal Bond IndexFootnote Reference2		2.46%	9.70%	1.05%	1.91%
Bloomberg Municipal All Insured Bond IndexFootnote Reference3		2.59%	11.14%	1.18%	2.32%

Performance Inception Date	Oct. 18, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 510,246,620
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 0.09
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$510,246,620
Total number of portfolio holdings	318
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio Composition
Texas	15.5%
Illinois	14.2
California	10.9
New York	6.3
Florida	5.3
Colorado	4.4
Pennsylvania	4.2
New Jersey	3.9
North Carolina	3.4
Michigan	2.3

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Maine Health & Higher Educational Facilities Authority, Series A, 5.25%, due 7/1/49	2.0%
Greater Asheville Regional Airport Authority, Series A, 5.25%, due 7/1/41	1.7%
Flagler County School District, Series R, 5.00%, due 8/1/30	1.6%
City of Chicago IL Waterworks Revenue, Series B, 5.00%, due 11/1/31	1.3%
Wildwood Utility Dependent District, 5.00%, due 10/1/52	1.3%
Chicago O'Hare International Airport, Series A, 5.25%, due 1/1/45	1.2%
Metropolitan Transportation Authority, Series 1, 5.00%, due 11/15/33	1.1%
Anaheim Public Financing Authority, Series C, 3.31%, due 9/1/30	1.1%
Texas State Technical College, 5.50%, due 8/1/42	1.1%
San Francisco Community College District, Series B, 5.25%, due 6/15/49	1.0%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000184311
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Muni Intermediate ETF
Class Name	NYLI MacKay Muni Intermediate ETF
Trading Symbol	MMIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI MacKay Muni Intermediate ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay Muni Intermediate ETF	$15	0.30%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Five Years	Since Inception
NYLI MacKay Muni Intermediate ETF - NAV	10/18/2017	2.37%	7.97%	1.38%	2.41%
Bloomberg Municipal Bond IndexFootnote Reference2		2.46%	9.70%	1.05%	1.91%
Bloomberg Municipal Bond Index 1-15 Year BlendFootnote Reference3		2.01%	7.53%	1.14%	1.81%

Performance Inception Date	Oct. 18, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 728,997,767
Holdings Count | Holding	554
Advisory Fees Paid, Amount	$ 0.17
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$728,997,767
Total number of portfolio holdings	554
Portfolio turnover rate	17%

Holdings [Text Block]	Top Industries
General	21.5%
General Obligation	12.0
School District	10.1
Medical	9.5
Multifamily Housing	8.1
Water	7.2
Transportation	5.0
Single Family Housing	4.9
Airport	4.1
Power	4.0

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Black Belt Energy Gas District, Series C, 5.00%, due 5/1/55	2.5%
Main Street Natural Gas, Inc., Series C, 5.00%, due 12/1/54	2.5%
California Community Choice Financing Authority, 5.25%, due 1/1/54	1.8%
Chicago O'Hare International Airport, Series D, 5.00%, due 1/1/44	1.6%
New York State Dormitory Authority, 5.25%, due 10/1/43	1.6%
Charlotte-Mecklenburg Hospital Authority (The), Series G, 4.00%, due 1/15/48	1.3%
City of Chicago IL, 5.00%, due 11/1/26	1.2%
Triborough Bridge & Tunnel Authority, Series 2, 5.25%, due 5/15/47	1.2%
Kentucky Public Energy Authority, Series A-1, 5.25%, due 4/1/54	1.2%
District of Columbia Housing Finance Agency, 5.00%, due 7/1/26	1.0%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000222073
Shareholder Report [Line Items]
Fund Name	NYLI MacKay California Muni Intermediate ETF
Class Name	NYLI MacKay California Muni Intermediate ETF
Trading Symbol	MMCA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI MacKay California Muni Intermediate ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI MacKay California Muni Intermediate ETF	$18	0.35%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI MacKay California Muni Intermediate ETF - NAV	12/21/2021	2.05%	8.41%	-2.08%
Bloomberg Municipal Bond IndexFootnote Reference2		2.46%	9.70%	-0.65%
Bloomberg California Intermediate Municipal Bond IndexFootnote Reference3		2.00%	7.23%	-0.38%

Performance Inception Date	Dec. 21, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 24,670,641
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0.47
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$24,670,641
Total number of portfolio holdings	49
Portfolio turnover rate	47%

Holdings [Text Block]	Top Industries
General	21.2%
School District	14.3
Airport	11.4
General Obligation	10.1
Medical	7.3
Short-Term Investments	6.6
Housing	5.2
Transportation	4.5
Power	4.2
Education	4.1

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

California Community Choice Financing Authority, 5.50%, due 10/1/54	10.8%
Territory of Guam, Series F, 5.00%, due 1/1/30	7.7%
California Municipal Finance Authority, Series A, 4.38%, due 9/1/53	5.6%
California Health Facilities Financing Authority, Series B, 5.00%, due 11/1/54	5.2%
San Francisco City & County Airport Comm-San Francisco International Airport, Series A, 5.00%, due 5/1/35	4.3%
Guam Power Authority, Series A, 5.00%, due 10/1/33	4.2%
Commonwealth of Puerto Rico, Series A1, 5.63%, due 7/1/29	3.3%
Compton Unified School District, Series B, 5.00%, due 6/1/29	3.2%
Kern Community College District, Series D, 5.00%, due 8/1/32	3.0%
Romoland School District, Series 1, 5.00%, due 9/1/46	2.7%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000241259
Shareholder Report [Line Items]
Fund Name	NYLI CBRE Real Assets ETF
Class Name	NYLI CBRE Real Assets ETF
Trading Symbol	IQRA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI CBRE Real Assets ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI CBRE Real Assets ETF	$35	0.65%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI CBRE Real Assets ETF - NAV	05/10/2023	12.95%	28.75%	8.48%
MSCI World Index (Net)Footnote Reference2		11.13%	33.68%	20.96%
CBRE Real Assets Blended IndexFootnote Reference3		13.64%	28.16%	8.99%

Performance Inception Date	May 10, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 5,368,281
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 0.46
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$5,368,281
Total number of portfolio holdings	114
Portfolio turnover rate	46%

Holdings [Text Block]

Top Industries

Utilities	27.1%
Transportation	12.9
Net Leased Properties	8.3
Retail: Enclosed Malls	7.3
Midstream/Pipelines	6.2
Diversified Property Holdings	5.5
Retail: Community Shopping Centers	5.1
Residential	5.0
Datacenters	4.9
Industrial Properties	4.6

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Simon Property Group, Inc.	4.5%
Realty Income Corp.	4.0%
Equinix, Inc.	3.7%
Targa Resources Corp.	2.9%
CSX Corp.	2.6%
WEC Energy Group, Inc.	2.6%
American Tower Corp.	2.2%
NextEra Energy, Inc.	2.2%
Welltower, Inc.	2.1%
Sun Communities, Inc.	2.1%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000234758
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth ETF
Class Name	NYLI Winslow Large Cap Growth ETF
Trading Symbol	IWLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Winslow Large Cap Growth ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Winslow Large Cap Growth ETF	$32	0.60%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Winslow Large Cap Growth ETF - NAV	06/23/2022	14.57%	47.03%	28.42%
Russell 3000®IndexFootnote Reference2		13.85%	37.86%	20.63%
Russell 1000® Growth IndexFootnote Reference3		16.36%	43.77%	27.09%

Performance Inception Date	Jun. 23, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 74,298,463
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0.37
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$74,298,463
Total number of portfolio holdings	42
Portfolio turnover rate	37%

Holdings [Text Block]	Top Industries
Information Technology	45.1%
Consumer Discretionary	17.4
Communication Services	15.6
Industrials	8.0
Health Care	7.9
Financials	4.5
Materials	1.1
Short-Term Investments	0.5

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Microsoft Corp.	11.9%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	8.4%
Apple, Inc.	6.5%
Alphabet, Inc., Class A	6.5%
Meta Platforms, Inc., Class A	5.3%
Broadcom, Inc.	3.5%
Spotify Technology SA	2.6%
Mastercard, Inc., Class A	2.5%
Eli Lilly & Co.	2.4%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM
C000234759
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Focused Large Cap Growth ETF
Class Name	NYLI Winslow Focused Large Cap Growth ETF
Trading Symbol	IWFG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about NYLI Winslow Focused Large Cap Growth ETF (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 1-888-474-7725.
Additional Information Phone Number	1-888-474-7725
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1,Footnote Reference2
NYLI Winslow Focused Large Cap Growth ETF	$35	0.65%
Footnote	Description
Footnote[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is no guarantee of future results.
Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period-Ended October 31, 2024	Inception Date	Six MonthsFootnote Reference1	One Year	Since Inception
NYLI Winslow Focused Large Cap Growth ETF - NAV	06/23/2022	15.24%	50.32%	30.41%
Russell 3000®IndexFootnote Reference2		13.85%	37.86%	20.63%
Russell 1000® Growth IndexFootnote Reference3		16.36%	43.77%	27.09%

Performance Inception Date	Jun. 23, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
AssetsNet	$ 10,143,692
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 0.30
Additional Fund Statistics [Text Block]

Key Fund Statistics

Fund's net assets	$10,143,692
Total number of portfolio holdings	29
Portfolio turnover rate	30%

Holdings [Text Block]	Top Industries
Information Technology	44.5%
Consumer Discretionary	20.0
Communication Services	17.9
Industrials	7.6
Financials	6.2
Health Care	2.8
Short-Term Investments	1.9

Largest Holdings [Text Block]

Top Ten Holdings and/or Issuers*

Microsoft Corp.	11.0%
NVIDIA Corp.	8.6%
Amazon.com, Inc.	7.7%
Alphabet, Inc., Class C	7.2%
Apple, Inc.	4.9%
Meta Platforms, Inc., Class A	4.5%
Broadcom, Inc.	4.3%
Spotify Technology SA	3.4%
Mastercard, Inc., Class A	3.3%
Trane Technologies PLC	3.1%

*  Excluding short-term investments

Updated Prospectus Phone Number	1-888-474-7725
Updated Prospectus Web Address	dfinview.com/NYLIM